FINANCIAL RISK MANAGEMENT - Schedule of fair value assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Disclosure of financial assets [line items]
Assets	$ 397,315	$ 418,453	[1]	$ 255,915
Recurring fair value measurement
Disclosure of financial assets [line items]
Assets	1,449	0
Level 1 | Recurring fair value measurement
Disclosure of financial assets [line items]
Assets	1,449	0
Investments in equity instruments designated as at FVTOCI | Recurring fair value measurement
Disclosure of financial assets [line items]
Assets	1,449	0
Investments in equity instruments designated as at FVTOCI | Level 1 | Recurring fair value measurement
Disclosure of financial assets [line items]
Assets	$ 1,449	$ 0

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.